Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Taxes [Abstract]
Schedule of income tax provision (benefit)

	October 31, 2012	October 31, 2011
Federal
Current	$-	$-
Deferred	1,961,982	(1,020,907)
State and Local
Current	-	-
Deferred	342,770	(178,358)
Change in valuation allowance	(2,304,752)	1,199,265
Income tax provision (benefit)	$-	$-

Schedule of reconciliation of expected tax expense (benefit)

	Years Ended
	October 31, 2012	October 31, 2011
U.S. federal statutory rate	(34%)	(34%)
State income tax, net of federal benefit	(5.9%)	(5.9%)
Increase in valuation allowance	(88.4%)	39.2%
Intellectual property adjustment	128.2%	0%
Other permanent items	.1%	.8%
Income Tax provision (benefit)	0%	0%

Schedule of deferred tax assets

	Years Ended
	October 31, 2012	October 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$15,756,864	$14,256,341
Intangible asset amortization	705,402	4,166,157
Allowance for doubtful accounts	17,842	19,857
Accrued compensation	68,564	441,581
Interest on convertible debt	125,470	97,128
Stock-based compensation	200,619	198,449
Total deferred tax assets	16,874,761	19,179,513
Valuation allowance	(16,874,761)	(19,179,513)
Deferred tax assets, net of valuation allowance	$-	$-